Fair Value (Estimated Fair Values Of Financial Instruments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Option, Quantitative Disclosures [Line Items]
Short-term investments, Carrying amount	¥ 483
Other investments and advances, Carrying amount	310,529	409,938
Long-term debt, including current portion, Carrying amount	(1,157,393)	(1,535,858)
Short-term investments, Fair value	483
Other investments and advances, Fair value	310,526	410,023
Long-term debt, including current portion, Fair value	(1,175,868)	(1,548,251)
Derivatives, Other current assets, Fair value	9,712	22,261
Derivatives, Other current liabilities, Fair value	(12,943)	(13,617)
Cross Currency Swaps [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Derivatives, Other current assets, Carrying amount	304
Derivatives, Other current liabilities, Carrying amount		(462)
Derivatives, Other current assets, Fair value	304
Derivatives, Other current liabilities, Fair value		(462)
Interest Rate Swaps [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Derivatives, Other current assets, Carrying amount		0
Derivatives, Other current assets, Fair value		0
To Sell Foreign Currencies [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Derivatives, Other current assets, Carrying amount	452	1,420
Derivatives, Other current liabilities, Carrying amount	(9,837)	(4,536)
Derivatives, Other current assets, Fair value	452	1,420
Derivatives, Other current liabilities, Fair value	(9,837)	(4,536)
To Buy Foreign Currencies [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Derivatives, Other current assets, Carrying amount	6,378	451
Derivatives, Other current liabilities, Carrying amount	(1,896)	(3,286)
Derivatives, Other current assets, Fair value	6,378	451
Derivatives, Other current liabilities, Fair value	(1,896)	(3,286)
To Sell Commodity [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Derivatives, Other current assets, Carrying amount	19
Derivatives, Other current liabilities, Carrying amount	(1,000)	(5,333)
Derivatives, Other current assets, Fair value	19
Derivatives, Other current liabilities, Fair value	(1,000)	(5,333)
To Buy Commodity [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Derivatives, Other current assets, Carrying amount	2,559	20,390
Derivatives, Other current liabilities, Carrying amount	(210)
Derivatives, Other current assets, Fair value	2,559	20,390
Derivatives, Other current liabilities, Fair value	¥ (210)